Income taxes - Income tax expenses (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	$ (875)	$ 106,986	$ 93,580
Deferred income tax expense (recovery)	944,602	(1,051,018)	5,575
Income tax expense (recovery)	943,727	$ (944,032)	$ 99,155
US Operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense (recovery)	$ 1,202,574